Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments
Schedule of long-term investments

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2020	32,505	13,475	45,980
Additions	125,000	—	125,000
Share of losses of equity method investee	—	(4,279)	(4,279)
Impairment	(601)	—	(601)
Balance as of December 31, 2020	156,904	9,196	166,100
Additions	93,350	12,596	105,946
Share of losses of equity method investees	—	(1,522)	(1,522)
Impairment	(17,850)	—	(17,850)
Foreign exchange adjustment	(174)	—	(174)
Balance as of December 31, 2021	232,230	20,270	252,500